Subsequent Events (Details)	12 Months Ended
Dec. 31, 2023 USD ($) shares
Subsequent Event [Line Items]
Cash paid	$ 858,415
Ordinary shares net proceeds | shares	721,093
Outstanding principal	$ 1,246,449
Interest	177,566
Premiums	$ 74,995
Aggregate pre tax	13.00%
Carve out percentage equal	13.00%
William Caragol [Member]
Subsequent Event [Line Items]
Carve out percentage equal	30.00%
Company Chief Financial Officer [Member]
Subsequent Event [Line Items]
Carve out percentage equal	15.00%